Loans Receivable, Net (Schedule of Risk Category of Loans by Class of Loans) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Recorded Investment [Line Items]
Risk category of loans	$ 13,028,571	$ 10,431,727
Residential Mortgage
Financing Receivable, Recorded Investment [Line Items]
Risk category of loans	5,692,810	4,837,838
Multi- Family
Financing Receivable, Recorded Investment [Line Items]
Risk category of loans	3,985,517	2,995,052
Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Risk category of loans	2,485,937	1,966,156
Construction Loans
Financing Receivable, Recorded Investment [Line Items]
Risk category of loans	194,542	224,816
Commercial and Industrial Loans
Financing Receivable, Recorded Investment [Line Items]
Risk category of loans	265,836	168,943
Consumer and Other Loans
Financing Receivable, Recorded Investment [Line Items]
Risk category of loans	403,929	238,922
Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Risk category of loans	12,701,071	10,144,038
Pass [Member] | Residential Mortgage
Financing Receivable, Recorded Investment [Line Items]
Risk category of loans	5,584,728	4,714,303
Pass [Member] | Multi- Family
Financing Receivable, Recorded Investment [Line Items]
Risk category of loans	3,919,808	2,945,844
Pass [Member] | Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Risk category of loans	2,389,086	1,924,655
Pass [Member] | Construction Loans
Financing Receivable, Recorded Investment [Line Items]
Risk category of loans	158,576	160,390
Pass [Member] | Commercial and Industrial Loans
Financing Receivable, Recorded Investment [Line Items]
Risk category of loans	247,983	162,428
Pass [Member] | Consumer and Other Loans
Financing Receivable, Recorded Investment [Line Items]
Risk category of loans	400,890	236,418
Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Risk category of loans	112,642	103,306
Special Mention [Member] | Residential Mortgage
Financing Receivable, Recorded Investment [Line Items]
Risk category of loans	23,252	45,144
Special Mention [Member] | Multi- Family
Financing Receivable, Recorded Investment [Line Items]
Risk category of loans	49,199	31,594
Special Mention [Member] | Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Risk category of loans	23,739	18,869
Special Mention [Member] | Construction Loans
Financing Receivable, Recorded Investment [Line Items]
Risk category of loans	7,847	3,315
Special Mention [Member] | Commercial and Industrial Loans
Financing Receivable, Recorded Investment [Line Items]
Risk category of loans	7,540	3,319
Special Mention [Member] | Consumer and Other Loans
Financing Receivable, Recorded Investment [Line Items]
Risk category of loans	1,065	1,065
Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Risk category of loans	214,858	184,057
Substandard [Member] | Residential Mortgage
Financing Receivable, Recorded Investment [Line Items]
Risk category of loans	84,830	78,266
Substandard [Member] | Multi- Family
Financing Receivable, Recorded Investment [Line Items]
Risk category of loans	16,510	17,614
Substandard [Member] | Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Risk category of loans	73,112	22,632
Substandard [Member] | Construction Loans
Financing Receivable, Recorded Investment [Line Items]
Risk category of loans	28,119	61,111
Substandard [Member] | Commercial and Industrial Loans
Financing Receivable, Recorded Investment [Line Items]
Risk category of loans	10,313	3,196
Substandard [Member] | Consumer and Other Loans
Financing Receivable, Recorded Investment [Line Items]
Risk category of loans	1,974	1,238
Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Risk category of loans	0	326
Doubtful [Member] | Residential Mortgage
Financing Receivable, Recorded Investment [Line Items]
Risk category of loans	0	125
Doubtful [Member] | Multi- Family
Financing Receivable, Recorded Investment [Line Items]
Risk category of loans	0	0
Doubtful [Member] | Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Risk category of loans	0	0
Doubtful [Member] | Construction Loans
Financing Receivable, Recorded Investment [Line Items]
Risk category of loans	0	0
Doubtful [Member] | Commercial and Industrial Loans
Financing Receivable, Recorded Investment [Line Items]
Risk category of loans	0	0
Doubtful [Member] | Consumer and Other Loans
Financing Receivable, Recorded Investment [Line Items]
Risk category of loans	$ 0	$ 201